Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares		Value
Common Stocks– 93.9%
Aerospace & Defense – 0.5%
BAE Systems PLC	2,635,838	$27,236,093
Automobiles – 0.7%
Stellantis NV*	3,056,347	43,286,790
Banks – 6.1%
Hana Financial Group Inc	1,715,988	57,422,860
Intesa Sanpaolo SpA	25,378,171	56,610,374
KB Financial Group Inc	1,864,265	71,013,556
Mediobanca SpA	5,503,167	52,868,614
Natwest Group PLC	24,821,144	79,215,654
Sumitomo Mitsui Financial Group Inc	769,400	31,007,138
		348,138,196
Beverages – 5.9%
Ambev SA (ADR)	41,853,468	113,841,433
Coca-Cola Co	1,704,715	108,436,921
Pernod Ricard SA	589,369	115,829,627
		338,107,981
Biotechnology – 1.4%
AbbVie Inc	484,408	78,285,177
Building Products – 0.8%
Cie de Saint-Gobain	973,248	47,773,625
Capital Markets – 7.4%
3i Group PLC	2,877,333	46,708,408
Blackstone Group Inc	562,047	41,698,267
CME Group Inc	1,191,975	200,442,516
Intermediate Capital Group PLC	2,007,869	27,898,028
Macquarie Group Ltd	982,009	111,457,933
		428,205,152
Chemicals – 1.6%
Nutrien Ltd	664,595	48,526,530
OCI NV	1,233,313	44,003,919
		92,530,449
Communications Equipment – 2.0%
Cisco Systems Inc	2,397,913	114,236,575
Consumer Finance – 0.2%
OneMain Holdings Inc	368,076	12,260,612
Diversified Financial Services – 0.6%
M&G PLC	16,405,102	37,281,459
Diversified Telecommunication Services – 4.3%
Koninklijke KPN NV	15,010,784	46,436,169
KT Corp	1,232,880	33,046,325
Singapore Telecommunications Ltd	43,662,600	83,844,584
Telstra Group Ltd	14,573,959	39,567,303
TELUS Corp	2,373,021	45,802,215
		248,696,596
Electric Utilities – 4.5%
Endesa SA	3,201,628	60,404,415
Enel SpA	14,740,210	79,265,800
Iberdrola SA	4,982,630	58,276,005
SSE PLC	2,930,450	60,430,320
		258,376,540
Equity Real Estate Investment Trusts (REITs) – 1.3%
British Land Co PLC	3,032,488	14,497,034
Dexus	8,122,695	42,689,818
Land Securities Group PLC	1,976,236	14,859,862
		72,046,714
Food & Staples Retailing – 1.0%
Koninklijke Ahold Delhaize NV	2,020,223	58,040,584
Hotels, Restaurants & Leisure – 2.1%
Sodexo SA	1,233,654	117,998,053
Household Durables – 0.5%
Persimmon PLC	2,058,193	30,374,806
Insurance – 2.3%
Direct Line Insurance Group PLC	19,494,188	52,255,528
Legal & General Group PLC	9,615,858	29,035,119
Phoenix Group Holdings PLC	6,571,535	48,385,231
		129,675,878
Machinery – 1.8%
Sandvik AB	2,392,368	43,218,561

Shares		Value
Common Stocks– (continued)
Machinery– (continued)
Volvo AB	3,179,484	$57,601,572
		100,820,133
Metals & Mining – 3.6%
Anglo American PLC	2,162,464	84,561,779
BHP Group Ltd	4,036,094	124,934,500
		209,496,279
Multi-Utilities – 2.9%
National Grid PLC	9,796,559	117,645,155
Sempra Energy	310,977	48,058,386
		165,703,541
Oil, Gas & Consumable Fuels – 9.3%
Pioneer Natural Resources Co	483,010	110,314,654
Repsol SA	3,836,377	61,148,147
Total SE	2,967,578	185,195,471
Williams Cos Inc	3,728,075	122,653,667
Woodside Energy Group Ltd	2,358,256	57,045,513
		536,357,452
Paper & Forest Products – 0.9%
UPM-Kymmene Oyj	1,323,393	49,601,596
Personal Products – 4.1%
Unilever PLC	4,690,000	235,317,264
Pharmaceuticals – 12.9%
Bristol-Myers Squibb Co	1,567,332	112,769,537
GSK PLC	7,675,287	133,443,373
Johnson & Johnson	293,494	51,845,715
Merck & Co Inc	1,618,966	179,624,278
Novartis AG	599,631	54,330,052
Roche Holding AG	383,976	120,701,639
Sanofi	941,998	91,135,338
		743,849,932
Professional Services – 1.5%
Hays PLC	19,112,575	26,747,746
Randstad NV	1,012,589	61,826,791
		88,574,537
Real Estate Management & Development – 0.1%
Aroundtown SA	3,100,017	7,235,855
Semiconductor & Semiconductor Equipment – 3.5%
MediaTek Inc	2,437,000	49,506,172
SK Square Co Ltd*	201,342	5,382,339
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	868,023	64,659,033
Tokyo Electron Ltd	266,400	79,149,769
		198,697,313
Specialty Retail – 0.9%
Industria de Diseno Textil SA	1,925,711	51,270,819
Tobacco – 7.0%
British American Tobacco PLC	4,566,791	181,147,577
Imperial Brands PLC	6,632,303	165,670,040
KT&G Corp	782,113	56,557,678
		403,375,295
Wireless Telecommunication Services – 2.2%
SK Telecom Co Ltd	1,419,864	53,125,059
Tele2 AB	8,863,551	72,261,041
		125,386,100
Total Common Stocks (cost $5,488,931,901)		5,398,237,396
Preferred Stocks– 3.4%
Automobiles – 2.0%
Volkswagen AG	933,258	116,303,602
Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co Ltd	1,962,013	78,953,442
Total Preferred Stocks (cost $213,665,433)		195,257,044
Investment Companies– 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $50,368,026)	50,357,954	50,368,026
Total Investments (total cost $5,752,965,360) – 98.2%		5,643,862,466
Cash, Receivables and Other Assets, net of Liabilities – 1.8%		100,841,463
Net Assets – 100%		$5,744,703,929

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,364,437,704	24.2%
United Kingdom	1,043,949,839	18.5
France	557,932,114	9.9
Netherlands	445,624,727	7.9
Australia	375,695,067	6.6
South Korea	355,501,259	6.3
Italy	232,031,578	4.1
Spain	231,099,386	4.1
Switzerland	175,031,691	3.1
Sweden	173,081,174	3.1
Germany	123,539,457	2.2
Taiwan	114,165,205	2.0
Brazil	113,841,433	2.0
Japan	110,156,907	1.9
Canada	94,328,745	1.7
Singapore	83,844,584	1.5
Finland	49,601,596	0.9

Total	$5,643,862,466	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$502,526	$(1,339)	$-	$50,368,026

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	-	757,170,152	(706,800,787)	50,368,026

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/18/23	(249,062,606)	$308,558,080	$7,380,661
Euro	1/18/23	(457,066,387)	487,799,023	(1,959,499)

				5,421,162
Citibank, National Association:
Korean Won	3/15/23	(230,000,000,000)	176,698,805	(5,891,597)
Total				$(470,435)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Forward foreign currency exchange contracts:
Average amounts sold - in USD	$803,807,182

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Beverages	$222,278,354	$115,829,627	$-
Biotechnology	78,285,177	-	-
Capital Markets	242,140,783	186,064,369	-
Chemicals	48,526,530	44,003,919	-
Communications Equipment	114,236,575	-	-
Consumer Finance	12,260,612	-	-
Diversified Telecommunication Services	45,802,215	202,894,381	-
Multi-Utilities	48,058,386	117,645,155	-
Oil, Gas & Consumable Fuels	232,968,321	303,389,131	-
Pharmaceuticals	344,239,530	399,610,402	-
Semiconductor & Semiconductor Equipment	64,659,033	134,038,280	-
All Other	-	2,441,306,616	-
Preferred Stocks	-	195,257,044	-
Investment Companies	-	50,368,026	-
Total Investments in Securities	$1,453,455,516	$4,190,406,950	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	7,380,661	-
Total Assets	$1,453,455,516	$4,197,787,611	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$7,851,096	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70224 03-23